Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	December 31,	December 31,
	2019	2020
	RMB’000	RMB’000
Prepayments of copyright	25,000	7,862
Deposits	6,245	5,108
Prepayments of equipment location rental fee	3,216	54
Prepayments of office rent and utility fee	2,672	562
Prepayments of IT services	1,957	1,205
Prepayments of procurement cost	1,121	612
Others	1,641	916
Total	41,852	16,319